Expense Example	Stadion Tactical Growth Fund Class A Shares Expense Example, with Redemption, 1 Year	Stadion Tactical Growth Fund Class A Shares Expense Example, with Redemption, 3 Years	Stadion Tactical Growth Fund Class A Shares Expense Example, with Redemption, 5 Years	Stadion Tactical Growth Fund Class A Shares Expense Example, with Redemption, 10 Years	Stadion Tactical Growth Fund Class C Shares Expense Example, with Redemption, 1 Year	Stadion Tactical Growth Fund Class C Shares Expense Example, with Redemption, 3 Years	Stadion Tactical Growth Fund Class C Shares Expense Example, with Redemption, 5 Years	Stadion Tactical Growth Fund Class C Shares Expense Example, with Redemption, 10 Years	Stadion Tactical Growth Fund Class I Shares Expense Example, with Redemption, 1 Year	Stadion Tactical Growth Fund Class I Shares Expense Example, with Redemption, 3 Years	Stadion Tactical Growth Fund Class I Shares Expense Example, with Redemption, 5 Years	Stadion Tactical Growth Fund Class I Shares Expense Example, with Redemption, 10 Years	Stadion Tactical Defensive Fund Class A Shares Expense Example, with Redemption, 1 Year	Stadion Tactical Defensive Fund Class A Shares Expense Example, with Redemption, 3 Years	Stadion Tactical Defensive Fund Class A Shares Expense Example, with Redemption, 5 Years	Stadion Tactical Defensive Fund Class A Shares Expense Example, with Redemption, 10 Years	Stadion Tactical Defensive Fund Class C Shares Expense Example, with Redemption, 1 Year	Stadion Tactical Defensive Fund Class C Shares Expense Example, with Redemption, 3 Years	Stadion Tactical Defensive Fund Class C Shares Expense Example, with Redemption, 5 Years	Stadion Tactical Defensive Fund Class C Shares Expense Example, with Redemption, 10 Years	Stadion Tactical Defensive Fund Class I Shares Expense Example, with Redemption, 1 Year	Stadion Tactical Defensive Fund Class I Shares Expense Example, with Redemption, 3 Years	Stadion Tactical Defensive Fund Class I Shares Expense Example, with Redemption, 5 Years	Stadion Tactical Defensive Fund Class I Shares Expense Example, with Redemption, 10 Years	Stadion Trilogy Alternative Return Fund Class A Shares Expense Example, with Redemption, 1 Year	Stadion Trilogy Alternative Return Fund Class A Shares Expense Example, with Redemption, 3 Years	Stadion Trilogy Alternative Return Fund Class A Shares Expense Example, with Redemption, 5 Years	Stadion Trilogy Alternative Return Fund Class A Shares Expense Example, with Redemption, 10 Years	Stadion Trilogy Alternative Return Fund Class C Shares Expense Example, with Redemption, 1 Year	Stadion Trilogy Alternative Return Fund Class C Shares Expense Example, with Redemption, 3 Years	Stadion Trilogy Alternative Return Fund Class C Shares Expense Example, with Redemption, 5 Years	Stadion Trilogy Alternative Return Fund Class C Shares Expense Example, with Redemption, 10 Years	Stadion Trilogy Alternative Return Fund Class I Shares Expense Example, with Redemption, 1 Year	Stadion Trilogy Alternative Return Fund Class I Shares Expense Example, with Redemption, 3 Years	Stadion Trilogy Alternative Return Fund Class I Shares Expense Example, with Redemption, 5 Years	Stadion Trilogy Alternative Return Fund Class I Shares Expense Example, with Redemption, 10 Years
USD ($)	739	1,085	1,453	2,485	349	772	1,322	2,820	149	470	814	1,785	762	1,152	1,566	2,716	374	841	1,434	3,037	179	554	954	2,070	737	1,128	1,543	2,696	347	822	1,422	3,044	147	527	932	2,064